Provisions for contingencies - Other Provisions (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Disclosure of other provisions [line items]
Provision for contingencies	R$ 14,002	R$ 8,845
Civil
Disclosure of other provisions [line items]
Provision for contingencies	481	0
Tax
Disclosure of other provisions [line items]
Provision for contingencies	4,230	9
Labor
Disclosure of other provisions [line items]
Provision for contingencies	9,161	8,801
Environmental
Disclosure of other provisions [line items]
Provision for contingencies	R$ 130	R$ 35